Distribution of Income from Operations, including Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Income from operations	$ 121,167	$ 68,017	$ 29,443
Ireland
Segment Reporting Information [Line Items]
Income from operations	81,811	9,659	(34,703)
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	2,831	29,240	32,175
United States
Segment Reporting Information [Line Items]
Income from operations	29,472	21,036	24,874
Other
Segment Reporting Information [Line Items]
Income from operations	$ 7,053	$ 8,082	$ 7,097